Fees Summary	Feb. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000
Total Fee Amount	$ 229,650
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,500,000,000.
Narrative - Max Aggregate Offering Price	$ 1,500,000,000
Final Prospectus	true